Schedule of Convertible Note (Details) (Parenthetical) - USD ($)		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible debt original issue discount	$ 7,050,000	$ 7,100,000
Fair value of derivative	4,629,230	4,600,000	$ 4,629,230
Accumulated amortization	291,981	1,300,000	291,981
Payment of debt issuance costs		9,700,000	9,682,916
Accumulated amortization	$ 242,073	$ 1,100,000	$ 242,073